Organization and Business Operations (Details)						6 Months Ended	12 Months Ended
	Apr. 17, 2023 USD ($) $ / shares shares	Feb. 28, 2023 USD ($) $ / shares shares	Apr. 14, 2021 USD ($) $ / shares shares	Mar. 04, 2021 USD ($) $ / shares shares	Dec. 28, 2020 item	Jun. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) item $ / shares shares	Dec. 31, 2021 USD ($) $ / shares	Mar. 29, 2022 USD ($)	Oct. 31, 2020 USD ($)
Organization and Business Operations
Condition for future business combination number of businesses minimum | item					1
Number of shares in a unit | shares				1
Transaction costs						$ 24,012,335	$ 24,012,335			$ 23,731,835
Underwriting commissions						8,500,000	8,500,000			8,400,000
Deferred underwriters' commissions						14,875,000	14,875,000			14,700,000
Other offering costs						$ 637,335	$ 637,335			$ 631,835
Percentage of redemption required if business combination is not completed by specified date						100.00%	100.00%
Duration of business combination period						24 months
Threshold business combination fair market value as percent of Trust assets						80.00%	80.00%
Redemption of shares calculated based on business days prior to consummation of business combination (in days)						2 days
Minimum net tangible assets of the target						$ 5,000,001	$ 5,000,001
Redemption period upon closure						10 days	10 days
Maximum allowed dissolution expenses						$ 100,000	$ 100,000
Right to withdraw interest from the trust account waived		$ 100,000
Amount remained in the trust account						44,645,404	430,047,193	$ 425,037,665
Cash held in operating bank accounts						132,773	107,773	149,845
Working capital deficit						8,949,755	7,089,334	(1,815,006)
Proceeds received from related party to cover certain expense payments in exchange for shares issued						25,000	25,000
Maximum borrowing capacity of related party promissory note	$ 10,000,000					300,000	300,000
Borrowings outstanding						$ 2,690,000	$ 1,500,000
Private Warrant
Organization and Business Operations
Additional units sold of shares | shares			100,000
Number of warrants to purchase shares issued | shares				12,400,000			12,400,000
Public Warrant
Organization and Business Operations
Exercise price of warrants | $ / shares						$ 10.00	$ 10.00
Transaction costs						$ 782,812	$ 782,812
Underwriting commissions						762,300	762,300
Other offering costs						$ 20,512	$ 20,512
Initial Public Offering
Organization and Business Operations
Condition for future business combination number of businesses minimum | item							1
Number of units issued | shares				42,000,000
Number of shares in a unit | shares							1
Common stock, par value (in dollars per share) | $ / shares				$ 0.0001
Number of shares issuable per warrant | shares				0.33
Number of warrants in a unit | shares				1
Exercise price of warrants | $ / shares							$ 11.50
Price per share | $ / shares			$ 10.00	$ 10.00			$ 10.00
Proceeds from issuance initial public offering, gross				$ 425,000,000			$ 425,000,000
Transaction costs				23,731,835
Underwriting commissions				8,400,000			8,500,000
Deferred underwriters' commissions				14,700,000			14,875,000
Other offering costs				631,835			637,335
Payments for investment of cash in Trust Account				$ 420,000,000
Additional units sold of value			$ 5,000,000
Initial Public Offering | Public Warrant
Organization and Business Operations
Underwriting commissions							762,300
Other offering costs							$ 20,512
Private Placement | Private Warrant
Organization and Business Operations
Additional units sold of shares | shares			100,000
Number of shares issuable per warrant | shares			1
Price per warrant | $ / shares			$ 1.00			$ 1.00	$ 1.00
Exercise price of warrants | $ / shares			$ 11.50
Number of warrants to purchase shares issued | shares				12,400,000
Proceeds from issuance of warrants			$ 12,500,000			$ 12,500,000	$ 12,500,000
Over-allotment option
Organization and Business Operations
Number of units issued | shares			500,000	6,300,000
Additional units sold of shares | shares			500,000
Price per share | $ / shares			$ 10.00
Transaction costs			$ 280,500
Underwriting commissions			100,000
Deferred underwriters' commissions			175,000
Other offering costs			5,500
Additional units sold of value			$ 5,000,000
Over-allotment option | Private Warrant
Organization and Business Operations
Number of warrants to purchase shares issued | shares			100,000
Working capital loan - related party
Organization and Business Operations
Price per warrant | $ / shares						$ 1.00
Maximum borrowing capacity of related party promissory note									$ 1,500,000
Borrowings outstanding						$ 2,690,000	$ 1,500,000	$ 0
Class A common stock
Organization and Business Operations
Common stock, par value (in dollars per share) | $ / shares	$ 0.01					$ 0.0001	$ 0.0001	$ 0.0001
Number of shares issued | shares	15,000,000
Shares redeemed during period | shares		38,187,226
Amount removed from the trust account for redemption of shares		$ 387,600,000
Redemption value per share | $ / shares		$ 10.15
Amount remained in the trust account		$ 44,300,000
Common shares, shares outstanding | shares		4,312,774				0	0
Class A common stock | Initial Public Offering
Organization and Business Operations
Additional units sold of shares | shares			500,000
Number of shares in a unit | shares				1			1
Common stock, par value (in dollars per share) | $ / shares				$ 0.0001
Number of shares issuable per warrant | shares				1
Price per warrant | $ / shares							$ 0.0001
Exercise price of warrants | $ / shares				$ 11.50
Class A common stock | Initial Public Offering | Public Warrant
Organization and Business Operations
Number of shares issuable per warrant | shares				0.33
Number of warrants in a unit | shares				0.33